Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
North American Natural Resources ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction Materials — 5.3%
CRH plc ........................... 151,752 $ 13,930,834
Eagle Materials, Inc. ................... 7,486 1,512,995
Knife River Corp.
(a)
.................... 12,730 1,039,277
Martin Marietta Materials, Inc. ............ 13,551 7,438,957
United States Lime & Minerals, Inc. ......... 2,364 235,927
Vulcan Materials Co. .................. 29,695 7,745,050
31,903,040
Containers & Packaging — 5.9%
Amcor plc .......................... 515,205 4,734,734
AptarGroup, Inc. ..................... 14,830 2,319,857
Avery Dennison Corp. .................. 17,555 3,080,376
Ball Corp. .......................... 62,402 3,500,128
Crown Holdings, Inc. .................. 25,837 2,660,694
Graphic Packaging Holding Co. ........... 67,804 1,428,630
Greif, Inc. , Class A, NVS ................ 5,905 383,766
International Paper Co. ................. 118,702 5,558,815
O-I Glass, Inc.
(a) (b)
..................... 34,646 510,682
Packaging Corp. of America ............. 20,086 3,785,207
Sealed Air Corp. ..................... 33,156 1,028,831
Silgan Holdings, Inc. ................... 18,339 993,607
Smurfit WestRock plc .................. 111,501 4,811,268
Sonoco Products Co. .................. 22,193 966,727
35,763,322
Energy Equipment & Services — 5.8%
Archrock, Inc. ....................... 39,703 985,826
Atlas Energy Solutions, Inc. .............. 16,598 221,915
Baker Hughes Co. , Class A .............. 222,708 8,538,625
Cactus, Inc. , Class A .................. 15,373 672,108
ChampionX Corp. .................... 42,908 1,065,835
Halliburton Co. ...................... 193,346 3,940,392
Helmerich & Payne, Inc. ................ 22,480 340,797
Kodiak Gas Services, Inc. ............... 8,946 306,579
Liberty Energy, Inc. , Class A ............. 36,363 417,447
Noble Corp. plc ...................... 29,237 776,242
NOV, Inc. .......................... 84,373 1,048,756
Oceaneering International, Inc.
(a)
.......... 22,756 471,504
Patterson-UTI Energy, Inc. .............. 78,991 468,417
Schlumberger NV .................... 305,748 10,334,282
TechnipFMC plc ...................... 94,139 3,242,147
Tidewater, Inc.
(a)
..................... 10,221 471,495
Transocean Ltd.
(a) (b)
................... 175,483 454,501
Valaris Ltd.
(a)
........................ 14,730 620,280
Weatherford International plc ............. 16,382 824,178
35,201,326
Metals & Mining — 15.9%
Agnico Eagle Mines Ltd.
(b)
............... 113,128 13,454,313
Alamos Gold, Inc. , Class A
(b)
............. 94,539 2,510,956
Alcoa Corp. ......................... 58,303 1,720,522
B2Gold Corp. ....................... 296,266 1,069,520
Barrick Mining Corp.
(b)
.................. 386,513 8,047,201
Coeur Mining, Inc.
(a)
................... 143,620 1,272,473
Eldorado Gold Corp.
(a) (b)
................ 46,088 937,430
Equinox Gold Corp.
(a)
.................. 162,652 935,249
First Majestic Silver Corp.
(b)
.............. 95,694 791,389
Franco-Nevada Corp. .................. 43,284 7,095,113
Freeport-McMoRan, Inc. ................ 322,840 13,995,114
Hecla Mining Co. ..................... 141,977 850,442
Hudbay Minerals, Inc. .................. 88,698 941,086
IAMGOLD Corp.
(a) (b)
................... 129,318 950,487
Kinross Gold Corp.
(b)
.................. 276,409 4,320,273
MP Materials Corp. , Class A
(a) (b)
........... 27,261 906,974
Security
Shares
Shares Value
Metals & Mining (continued)
New Gold, Inc.
(a) (b)
.................... 177,717 $ 879,699
Newmont Corp. ...................... 250,188 14,575,953
Novagold Resources, Inc.
(a)
.............. 68,216 279,003
OR Royalties, Inc. .................... 42,133 1,083,239
Orla Mining Ltd.
(a) (b)
................... 47,048 471,421
Pan American Silver Corp.
(b)
............. 81,439 2,312,868
Royal Gold, Inc. ...................... 14,789 2,630,076
Sandstorm Gold Ltd. .................. 54,642 513,635
Teck Resources Ltd. , Class B
(b)
........... 99,256 4,007,957
Triple Flag Precious Metals Corp. .......... 13,603 322,255
Wheaton Precious Metals Corp.
(b)
.......... 102,017 9,161,127
96,035,775
Oil, Gas & Consumable Fuels — 66.5%
Antero Midstream Corp. ................ 75,340 1,427,693
Antero Resources Corp.
(a)
............... 65,695 2,646,195
APA Corp. ......................... 81,029 1,482,020
Baytex Energy Corp. .................. 150,270 268,983
California Resources Corp. .............. 15,619 713,320
Cameco Corp. ....................... 97,854 7,263,702
Canadian Natural Resources Ltd. .......... 470,860 14,785,004
Cenovus Energy, Inc. .................. 286,925 3,902,180
Cheniere Energy, Inc. .................. 49,855 12,140,690
Chevron Corp. ....................... 365,088 52,276,951
Chord Energy Corp. ................... 12,969 1,256,048
Civitas Resources, Inc. ................. 19,126 526,348
CNX Resources Corp.
(a) (b)
............... 32,498 1,094,533
Comstock Resources, Inc.
(a)
.............. 20,394 564,302
ConocoPhillips ...................... 283,774 25,465,879
Core Natural Resources, Inc. ............. 11,234 783,459
Coterra Energy, Inc. ................... 171,627 4,355,893
Crescent Energy, Inc. , Class A ............ 41,076 353,254
CVR Energy, Inc. ..................... 7,659 205,644
Devon Energy Corp. ................... 144,373 4,592,505
Diamondback Energy, Inc. ............... 42,024 5,774,098
DT Midstream, Inc. .................... 22,843 2,510,674
Enbridge, Inc. ....................... 490,045 22,208,839
EOG Resources, Inc. .................. 122,686 14,674,473
EQT Corp. ......................... 134,564 7,847,773
Expand Energy Corp. .................. 48,681 5,692,756
Exxon Mobil Corp. .................... 555,211 59,851,746
Gulfport Energy Corp.
(a)
................ 2,796 562,471
Hess Corp. ......................... 62,320 8,633,813
HF Sinclair Corp. ..................... 35,964 1,477,401
International Seaways, Inc. .............. 9,084 331,384
Kinder Morgan, Inc. ................... 434,556 12,775,946
Kinetik Holdings, Inc. , Class A ............ 8,628 380,063
Magnolia Oil & Gas Corp. , Class A ......... 41,980 943,710
Marathon Petroleum Corp. .............. 69,058 11,471,224
Matador Resources Co. ................ 26,220 1,251,218
Murphy Oil Corp. ..................... 30,124 677,790
NexGen Energy Ltd.
(a) (b)
................ 128,638 892,748
Northern Oil & Gas, Inc. ................ 22,059 625,373
Occidental Petroleum Corp. .............. 159,279 6,691,311
ONEOK, Inc. ........................ 140,410 11,461,668
Ovintiv, Inc. ......................... 58,500 2,225,925
PBF Energy, Inc. , Class A ............... 22,027 477,325
Peabody Energy Corp. ................. 27,356 367,118
Pembina Pipeline Corp. ................ 130,564 4,897,456
Permian Resources Corp. , Class A ......... 143,207 1,950,479
Phillips 66 .......................... 91,587 10,926,329
Range Resources Corp. ................ 53,811 2,188,493
Sable Offshore Corp. , Class A
(a)
........... 16,303 358,340
SM Energy Co. ...................... 25,672 634,355
South Bow Corp. ..................... 46,763 1,211,629

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
North American Natural Resources ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc. ................... 275,945 $ 10,334,140
Targa Resources Corp. ................. 48,764 8,488,837
TC Energy Corp. ..................... 233,695 11,401,979
Texas Pacific Land Corp. ................ 4,235 4,473,812
Uranium Energy Corp.
(a) (b)
............... 96,273 654,656
Valero Energy Corp. ................... 70,405 9,463,840
Viper Energy, Inc. , Class A .............. 29,530 1,125,979
Williams Cos., Inc. (The) ................ 274,467 17,239,272
World Kinect Corp. .................... 12,716 360,499
401,621,545
Paper & Forest Products — 0.4%
Louisiana-Pacific Corp. ................. 13,907 1,195,863
Sylvamo Corp. ...................... 7,651 383,315
West Fraser Timber Co. Ltd.
(b)
............ 12,820 939,706
2,518,884
Total Long-Term Investments — 99 .8%
(Cost: $ 639,290,777 ) .............................. 603,043,892
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(e)
................... 32,855,422 $ 32,868,565
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 461,439 461,439
Total Short-Term Securities — 5 .5%
(Cost: $ 33,326,799 ) ............................... 33,330,004
Total Investments — 105 .3%
(Cost: $ 672,617,576 ) .............................. 636,373,896
Liabilities in Excess of Other Assets — (5.3) % ............. (32,128,994)
Net Assets — 100.0% ...............................
$ 604,244,902
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 11,979,391 $ 20,889,811
(a)
$ — $ (741) $ 104 $ 32,868,565 32,855,422 $ 7,417
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 571,476 — (110,037)
(a)
— — 461,439 461,439 8,431 —
$ (741) $ 104 $ 33,330,004 $ 15,848 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .............................................. 12 09/19/25 $ 1,075 $ (30,925)
E-Mini Materials Select Sector Index ............................................. 3 09/19/25 282 163
$ (30,762)

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
North American Natural Resources ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 603,043,892 $ — $ — $ 603,043,892
Short-Term Securities
Money Market Funds ...................................... 33,330,004 — — 33,330,004
$ 636,373,896 $ — $ — $ 636,373,896
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 163 $ — $ — $ 163
Liabilities
Equity contracts ........................................... (30,925) — — (30,925)
$ (30,762) $ — $ — $ (30,762)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares